UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07876
                                   ----------

                           TEMPLETON CHINA WORLD FUND
                     --------------------------------------
              (Exact name of registrant as specified in charter)


             500 EAST BROWARD BLVD., FORT LAUDERDALE, FL 33394-3091
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (954) 527-7500
                                                          --------------

Date of fiscal year end: 8/31
                         ----

Date of reporting period: 8/31/04
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS


                                                                 AUGUST 31, 2004
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                                [GRAPHIC OMITTED]

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              ANNUAL REPORT AND SHAREHOLDER LETTER | INTERNATIONAL
--------------------------------------------------------------------------------


                                    TEMPLETON
                                CHINA WORLD FUND


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                                 [LOGO OMITTED]
                           FRANKLIN [R] TEMPLETON [R]
                                   INVESTMENTS
                      Franklin o TEMPLETON o Mutual Series

Franklin Templeton Investments

GAIN FROM OUR PERSPECTIVE




Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.





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MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
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[GRAPHIC OMITTED]

Not part of the annual report

Contents


SHAREHOLDER LETTER .......................    1


ANNUAL REPORT

Templeton China World Fund ...............    3

Performance Summary ......................    7

Your Fund's Expenses .....................   12

Financial Highlights and
Statement of Investments .................   14

Financial Statements .....................   21

Notes to Financial
Statements ...............................   24

Report of Independent
Registered Public
Accounting Firm ..........................   33

Tax Designation. .........................   34

Board Members and
Officers .................................   37

Shareholder Information. .................   43


--------------------------------------------------------------------------------

Annual Report


Templeton China World Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Templeton China World Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of "China companies," as defined in the Fund's prospectus.



--------------------------------------------------------------------------------
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------



We are pleased to bring you Templeton China World Fund's annual report for the fiscal year ended August 31, 2004.


PERFORMANCE OVERVIEW

For the 12 months under review, Templeton China World Fund - Class A delivered a +23.80% cumulative total return. For comparison, the Fund's benchmark, the Morgan Stanley Capital International (MSCI) China Index, posted a 21.91% cumulative total return.1 The Standard & Poor's/International Finance Corporation (S&P/IFC) Investable China Index posted a 20.05% cumulative total return for the same period.2 In line with our long-term investment strategy, we are pleased with our long-term results, which you will find in the Performance Summary beginning on page 7. For example, for the 10-year period ended August 31, 2004, the Fund's Class A shares delivered a +70.91% cumulative total return, compared with the MSCI China Index's -70.20% cumulative total return for the same period.1 Please note that index performance information is provided for reference and that we do not attempt to track the index, but rather undertake investments on the basis of fundamental research.


ECONOMIC AND MARKET OVERVIEW

Although China's gross domestic product (GDP) grew more than 9% annualized over the past several quarters, there has been some imbalance in the country's growth. High investment in the steel, property, cement and aluminum industries led to some economic overheating. As a result, China's government implemented credit-tightening policies and imposed investment curbs targeted at those sectors.





1. Source: Standard & Poor's Micropal. The MSCI China Index is market capitalization weighted and measures total returns of equity securities available to foreign (non-local) investors in China.
2. Source: Standard & Poor's Micropal. The S&P/IFC Investable China Index is a free float-adjusted, market capitalization-weighted index designed to measure performance of equity securities in China.
The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio. Past performance does not guarantee future results.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 18.




                                                               Annual Report | 3

GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets as of 8/31/04

China                                         35.1%
Hong Kong                                     27.9%
Taiwan                                        27.4%
U.K.                                           4.1%
South Korea                                    0.9%
Short-Term Investments & Other Net Assets      4.6%



Signs of a gradual economic cooldown emerged, with industrial output slowing for the fifth consecutive month in July, rising 15.5% compared with a year earlier, down from a 16.2% increase in June and a 23.2% rise in February, before increasing slightly to 15.9% in August. Property sector investment grew 38.5% in June 2004 compared with a year earlier, slower than the 44.4% growth recorded in the first five months of 2004. Alternatively, inflation rose, reaching a seven-year high in July as China's inflation rate increased 5.3% and surpassed the 5% rate threshold set by the central bank for possible interest-rate increases.

Taiwanese president Chen Shui-bian survived an assassination attempt and won a second term in office, narrowly defeating Lien Chan of the Kuomintang Party
(KMT) by just 0.2% of the votes. The failure of the referendum to institute a new constitution led the president to scrap it, abating tensions with mainland China. Economically, strong exports contributed to annualized second quarter 2004 GDP growth of 7.7%, compared with a 6.7% annualized increase in the first quarter, the largest jump in four years. Hong Kong's return to inflation after 68 months of deflation, as well as falling unemployment and strong second quarter 2004 economic growth, led the government to upgrade its 2004 GDP growth forecast from 6.0% to 7.5%.3 Second-quarter GDP grew an annualized 12.1%, up from 7.0% annualized growth in the preceding quarter.

Markets in the greater China region recorded strong performance in the first half of the reporting period as government efforts to stimulate economic activity after the severe acute respiratory syndrome (SARS) virus outbreak began to show results. However, in 2004 concerns about a potential hard landing for China's economy affected investor confidence and regional stock markets lost some of their gains. In Taiwan, markets were further impacted, initially by presidential election uncertainties in March, and thereafter by concerns about prospects for technology stocks.


INVESTMENT STRATEGY

Our investment strategy employs a bottom-up, value-oriented, long-term approach. We focus on the market price of a company's securities relative to our evaluation of the company's long-term earnings, asset value and cash flow potential. As we look for investments, we consider specific companies, rather than sectors, while doing in-depth research to construct an action list from which we make our buy decisions. Before we make a purchase, we look at the company's potential for earnings and growth over a five-year horizon.




3. Source: WorldSources, Inc.



4 |  Annual Report

TOP 10 EQUITY HOLDINGS
8/31/04
-------------------------------------------------
  COMPANY                             % OF TOTAL
  SECTOR/INDUSTRY, COUNTRY            NET ASSETS
-------------------------------------------------
  Dairy Farm International Holdings Ltd.   10.7%
   FOOD & STAPLES RETAILING, HONG KONG
-------------------------------------------------
  China Mobile (Hong Kong) Ltd.             6.6%
   WIRELESS TELECOMMUNICATION SERVICES,
   CHINA
-------------------------------------------------
  China Petroleum & Chemical Corp., H       6.6%
   OIL & GAS, CHINA
-------------------------------------------------
  Cheung Kong Holdings Ltd.                 5.0%
   REAL ESTATE, HONG KONG
-------------------------------------------------
  HSBC Holdings PLC                         4.1%
   COMMERCIAL BANKS, U.K.
-------------------------------------------------
  China Resources Enterprise Ltd.           3.8%
   DISTRIBUTORS, CHINA
-------------------------------------------------
  Acer Inc.                                 3.5%
   COMPUTERS & PERIPHERALS, TAIWAN
-------------------------------------------------
  Cheung Kong Infrastructure Holdings Ltd.  3.5%
   CONSTRUCTION MATERIALS, HONG KONG
-------------------------------------------------
  Datang International Power
  Generation Co. Ltd.                       3.2%
   ELECTRIC UTILITIES, CHINA
-------------------------------------------------
  Mega Financial Holdings Co. Ltd.          3.1%
   COMMERCIAL BANKS, TAIWAN
-------------------------------------------------




MANAGER'S DISCUSSION

During the 12 months under review, the Fund's performance benefited from an overweighted position, relative to the MSCI China Index, in Sinopec Beijing Yanhua Petrochemical (sold by period-end), as well as from holding Dairy Farm International, which is not part of the index. The Fund was also helped by having underweighted positions in China Mobile, Lenovo Group and China Life Insurance (bought and sold during the period). Conversely, the fact that the Fund did not hold shares of Yanzhou Coal Mining hindered relative performance as the stock outperformed the index during the period.

By industry, the Fund's positions in the banking and food and staples retailing industries, which are not reflected in the index, as well as an underweighted position in telecommunications and no holdings in the insurance sector, boosted performance relative to the MSCI China Index. In the banking industry, Mega Financial Holdings and Sinopac Holdings benefited the Fund's relative return. A significant performer in food and staples retailing included the aforementioned Dairy Farm International, which has core interests in supermarkets, drugstores, convenience stores and restaurants. Alternatively, underweighted exposure to energy and no materials sector holdings, due to our concerns about the sustainability of high commodity prices, hindered relative performance. For example, some stocks in the materials sector that we did not own but that outperformed the index during the period included the aforementioned Yanzhou Coal Mining, as well as Jiangxi Copper.

During the period, we trimmed the Fund's exposure to China H shares (Hong Kong-listed Chinese companies) as we saw better value in several China Red Chip (Hong Kong-listed companies with significant exposure to China) shares. We sold much of our holdings in PetroChina and China Petroleum & Chemical. We also eliminated positions in Sinopec Beijing Yanhua Petrochemical, Jiangsu Expressway and Guangshen Railway. As a result of such sales, the Fund's exposure to China H shares fell from 27.8% on August 31, 2003, to 12.4% at period-end, and holdings in the industrials and oil and gas sectors also fell. We invested in such China Red Chip shares as China Mobile, the world's largest mobile phone operator; and China Resources Enterprise, a diversified group involved in trading, property investment, transportation, warehousing, retailing and infrastructure development.

Additionally, we made substantial investments in Taiwan as poor market sentiment led the market to correct, triggering several of our buy-price targets. We searched for companies we believed were well positioned to benefit from growing global demand for Taiwanese products, evidenced by the island's strengthening exports, as well as companies with the potential to gain from increasing domestic demand. Key purchases included Acer, the leader in Europe's notebook computer market; Mega Financial Holdings, one of Taiwan's largest financial holding companies;




                                                               Annual Report | 5
and President Chain Store, the operator of 7-Eleven stores in Taiwan and one of the world's largest convenience chain store organizations. We also initiated a position in HSBC Holdings, a U.K.-based, global banking group with significant businesses in emerging markets.

Thank you for your continued participation in Templeton China World Fund. We look forward to serving your future investment needs.


[PHOTO OMITTED]
/S/Mark Mobius

Mark Mobius
Portfolio Manager
Templeton China World Fund




THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.






6 |  Annual Report

Performance Summary as of 8/31/04


Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.





PRICE AND DISTRIBUTION INFORMATION
-----------------------------------------------------------------------------------------------------
  CLASS A                                                  CHANGE           8/31/04          8/31/03
-----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    +$3.08            $17.97           $14.89
-----------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (9/1/03-8/31/04)
-----------------------------------------------------------------------------------------------------
  Dividend Income                            $0.3951
-----------------------------------------------------------------------------------------------------
  CLASS B                                                  CHANGE           8/31/04          8/31/03
-----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    +$2.96            $17.84           $14.88
-----------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (9/1/03-8/31/04)
-----------------------------------------------------------------------------------------------------
  Dividend Income                            $0.3893
-----------------------------------------------------------------------------------------------------
  CLASS C                                                  CHANGE           8/31/04          8/31/03
-----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    +$2.97            $17.85           $14.88
-----------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (9/1/03-8/31/04)
-----------------------------------------------------------------------------------------------------
  Dividend Income                            $0.3895
-----------------------------------------------------------------------------------------------------
  ADVISOR CLASS                                            CHANGE           8/31/04          8/31/03
-----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    +$3.13            $18.03           $14.90
-----------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (9/1/03-8/31/04)
-----------------------------------------------------------------------------------------------------
  Dividend Income                            $0.4065
-----------------------------------------------------------------------------------------------------






                                                               Annual Report | 7

PERFORMANCE 1

CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

--------------------------------------------------------------------------------------------------
  CLASS A                                                1-YEAR          5-YEAR           10-YEAR
--------------------------------------------------------------------------------------------------
  Cumulative Total Return 2                             +23.80%        +100.10%           +70.91%
--------------------------------------------------------------------------------------------------
  Average Annual Total Return 3                         +16.68%         +13.53%            +4.88%
--------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 4                         $11,668         $18,859           $16,109
--------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/04) 5                    +20.27%         +15.70%            +5.22%
--------------------------------------------------------------------------------------------------
  CLASS B                                                1-YEAR          5-YEAR           10-YEAR
--------------------------------------------------------------------------------------------------
  Cumulative Total Return 2                             +22.95%         +93.28%           +59.79%
--------------------------------------------------------------------------------------------------
  Average Annual Total Return 3                         +18.95%         +13.85%            +4.80%
--------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 4                         $11,895         $19,128           $15,979
--------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/04) 5                    +22.69%         +16.06%            +5.14%
--------------------------------------------------------------------------------------------------
  CLASS C                                                1-YEAR          5-YEAR           10-YEAR
--------------------------------------------------------------------------------------------------
  Cumulative Total Return 2                             +23.02%         +93.39%           +57.70%
--------------------------------------------------------------------------------------------------
  Average Annual Total Return 3                         +22.02%         +14.10%            +4.66%
--------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 4                         $12,202         $19,339           $15,770
--------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/04) 5                    +25.78%         +16.28%            +4.99%
--------------------------------------------------------------------------------------------------
  ADVISOR CLASS                                          1-YEAR          5-YEAR           10-YEAR
--------------------------------------------------------------------------------------------------
  Cumulative Total Return 2                             +24.21%        +103.85%           +78.56%
--------------------------------------------------------------------------------------------------
  Average Annual Total Return 3                         +24.21%         +15.31%            +5.97%
--------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 4                         $12,421         $20,385           $17,856
--------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/04) 5                    +27.92%         +17.52%            +6.31%
--------------------------------------------------------------------------------------------------


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.


FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.




8 |  Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT1

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income and distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

CLASS A (9/1/94-8/31/04)

[GRAPHIC OMITTED]
[EDGAR REPRESENTATION OF DATA POINTS USE IN PRINTED GRAPHIC AS FOLLOWS:]

                 Templeton China World Fund              MSCI China Index 6
09/01/94         $9,425                                  $10,000
09/30/94         $9,427                                  $10,132
10/31/94         $9,310                                  $9,741
11/30/94         $8,210                                  $8,472
12/31/94         $7,843                                  $7,422
01/31/95         $7,191                                  $6,397
02/28/95         $7,766                                  $7,130
03/31/95         $7,866                                  $7,142
04/30/95         $7,470                                  $6,391
05/31/95         $8,065                                  $7,532
06/30/95         $8,067                                  $7,444
07/31/95         $8,434                                  $7,815
08/31/95         $8,292                                  $7,360
09/30/95         $8,378                                  $7,040
10/31/95         $8,295                                  $6,604
11/30/95         $8,248                                  $6,139
12/31/95         $8,418                                  $5,855
01/31/96         $9,366                                  $6,751
02/29/96         $9,270                                  $6,951
03/31/96         $8,997                                  $6,632
04/30/96         $9,210                                  $6,281
05/31/96         $9,290                                  $6,569
06/30/96         $9,405                                  $6,674
07/31/96         $9,301                                  $6,440
08/31/96         $9,409                                  $6,419
09/30/96         $9,664                                  $6,345
10/31/96         $10,097                                 $6,189
11/30/96         $11,352                                 $6,904
12/31/96         $11,775                                 $8,048
01/31/97         $11,658                                 $7,869
02/28/97         $11,748                                 $8,101
03/31/97         $11,347                                 $7,867
04/30/97         $11,802                                 $8,906
05/31/97         $12,344                                 $8,805
06/30/97         $12,140                                 $9,002
07/31/97         $12,827                                 $10,235
08/31/97         $12,631                                 $10,839
09/30/97         $12,464                                 $9,037
10/31/97         $8,758                                  $7,569
11/30/97         $8,399                                  $6,199
12/31/97         $8,209                                  $6,016
01/31/98         $6,543                                  $4,485
02/28/98         $8,488                                  $6,077
03/31/98         $8,364                                  $5,920
04/30/98         $7,686                                  $5,310
05/31/98         $6,489                                  $4,613
06/30/98         $6,014                                  $3,894
07/31/98         $5,667                                  $3,190
08/31/98         $5,032                                  $2,326
09/30/98         $5,573                                  $3,331
10/31/98         $6,822                                  $3,662
11/30/98         $7,097                                  $3,778
12/31/98         $6,594                                  $3,467
01/31/99         $5,925                                  $2,823
02/28/99         $5,914                                  $2,703
03/31/99         $6,453                                  $3,070
04/30/99         $7,976                                  $3,841
05/31/99         $7,504                                  $3,850
06/30/99         $8,640                                  $5,654
07/31/99         $8,168                                  $4,948
08/31/99         $8,049                                  $4,908
09/30/99         $7,562                                  $4,712
10/31/99         $7,488                                  $4,332
11/30/99         $8,276                                  $4,249
12/31/99         $9,208                                  $3,929
01/31/00         $9,010                                  $3,758
02/29/00         $9,325                                  $3,068
03/31/00         $9,755                                  $3,138
04/30/00         $8,686                                  $3,434
05/31/00         $8,397                                  $3,496
06/30/00         $8,920                                  $3,963
07/31/00         $9,225                                  $3,888
08/31/00         $9,472                                  $3,730
09/30/00         $8,823                                  $3,276
10/31/00         $7,974                                  $3,123
11/30/00         $7,837                                  $2,707
12/31/00         $8,160                                  $2,729
01/31/01         $8,586                                  $3,125
02/28/01         $8,962                                  $2,840
03/31/01         $8,552                                  $2,379
04/30/01         $8,902                                  $2,621
05/31/01         $9,622                                  $2,692
06/30/01         $9,458                                  $2,781
07/31/01         $8,450                                  $2,404
08/31/01         $8,008                                  $1,884
09/30/01         $7,593                                  $1,820
10/31/01         $8,190                                  $1,866
11/30/01         $8,289                                  $2,048
12/31/01         $8,067                                  $2,055
01/31/02         $8,449                                  $1,862
02/28/02         $8,719                                  $1,877
03/31/02         $9,006                                  $1,983
04/30/02         $9,591                                  $2,070
05/31/02         $9,937                                  $2,102
06/30/02         $9,727                                  $2,031
07/31/02         $9,423                                  $1,942
08/31/02         $9,093                                  $1,904
09/30/02         $8,815                                  $1,753
10/31/02         $8,904                                  $1,763
11/30/02         $9,196                                  $1,836
12/31/02         $9,434                                  $1,766
01/31/03         $9,942                                  $1,851
02/28/03         $10,172                                 $1,805
03/31/03         $10,054                                 $1,735
04/30/03         $10,101                                 $1,738
05/31/03         $10,947                                 $1,960
06/30/03         $11,306                                 $2,085
07/31/03         $12,358                                 $2,292
08/31/03         $13,011                                 $2,444
09/30/03         $13,037                                 $2,463
10/31/03         $14,176                                 $2,838
11/30/03         $14,185                                 $2,866
12/31/03         $15,830                                 $3,313
01/31/04         $16,251                                 $3,292
02/29/04         $17,264                                 $3,497
03/31/04         $16,340                                 $3,202
04/30/04         $14,941                                 $2,784
05/31/04         $15,461                                 $2,975
06/30/04         $15,577                                 $2,957
07/31/04         $15,380                                 $2,968
08/31/04         $16,109                                 $2,980



CLASS B (9/1/94-8/31/04)

[GRAPHIC OMITTED]
[EDGAR REPRESENTATION OF DATA POINTS USE IN PRINTED GRAPHIC AS FOLLOWS:]

                            Templeton China World Fund      MSCI China Index 6
09/01/94                    $10,000                         $10,000
09/30/94                    $9,996                          $10,132
10/31/94                    $9,823                          $9,741
11/30/94                    $8,658                          $8,472
12/31/94                    $8,262                          $7,422
01/31/95                    $7,570                          $6,397
02/28/95                    $8,172                          $7,130
03/31/95                    $8,272                          $7,142
04/30/95                    $7,851                          $6,391
05/31/95                    $8,472                          $7,532
06/30/95                    $8,470                          $7,444
07/31/95                    $8,850                          $7,815
08/31/95                    $8,696                          $7,360
09/30/95                    $8,781                          $7,040
10/31/95                    $8,679                          $6,604
11/30/95                    $8,626                          $6,139
12/31/95                    $8,796                          $5,855
01/31/96                    $9,781                          $6,751
02/29/96                    $9,675                          $6,951
03/31/96                    $9,386                          $6,632
04/30/96                    $9,604                          $6,281
05/31/96                    $9,681                          $6,569
06/30/96                    $9,797                          $6,674
07/31/96                    $9,683                          $6,440
08/31/96                    $9,790                          $6,419
09/30/96                    $10,051                         $6,345
10/31/96                    $10,478                         $6,189
11/30/96                    $11,775                         $6,904
12/31/96                    $12,203                         $8,048
01/31/97                    $12,076                         $7,869
02/28/97                    $12,163                         $8,101
03/31/97                    $11,741                         $7,867
04/30/97                    $12,204                         $8,906
05/31/97                    $12,759                         $8,805
06/30/97                    $12,540                         $9,002
07/31/97                    $13,243                         $10,235
08/31/97                    $13,033                         $10,839
09/30/97                    $12,854                         $9,037
10/31/97                    $8,997                          $7,569
11/30/97                    $8,625                          $6,199
12/31/97                    $8,416                          $6,016
01/31/98                    $6,704                          $4,485
02/28/98                    $8,694                          $6,077
03/31/98                    $8,561                          $5,920
04/30/98                    $7,863                          $5,310
05/31/98                    $6,635                          $4,613
06/30/98                    $6,145                          $3,894
07/31/98                    $5,787                          $3,190
08/31/98                    $5,136                          $2,326
09/30/98                    $5,685                          $3,331
10/31/98                    $6,949                          $3,662
11/30/98                    $7,226                          $3,778
12/31/98                    $6,708                          $3,467
01/31/99                    $6,024                          $2,823
02/28/99                    $6,009                          $2,703
03/31/99                    $6,553                          $3,070
04/30/99                    $8,097                          $3,841
05/31/99                    $7,614                          $3,850
06/30/99                    $8,763                          $5,654
07/31/99                    $8,280                          $4,948
08/31/99                    $8,154                          $4,908
09/30/99                    $7,656                          $4,712
10/31/99                    $7,574                          $4,332
11/30/99                    $8,367                          $4,249
12/31/99                    $9,300                          $3,929
01/31/00                    $9,095                          $3,758
02/29/00                    $9,408                          $3,068
03/31/00                    $9,838                          $3,138
04/30/00                    $8,755                          $3,434
05/31/00                    $8,458                          $3,496
06/30/00                    $8,981                          $3,963
07/31/00                    $9,282                          $3,888
08/31/00                    $9,525                          $3,730
09/30/00                    $8,867                          $3,276
10/31/00                    $8,009                          $3,123
11/30/00                    $7,866                          $2,707
12/31/00                    $8,184                          $2,729
01/31/01                    $8,607                          $3,125
02/28/01                    $8,979                          $2,840
03/31/01                    $8,564                          $2,379
04/30/01                    $8,910                          $2,621
05/31/01                    $9,626                          $2,692
06/30/01                    $9,457                          $2,781
07/31/01                    $8,444                          $2,404
08/31/01                    $7,997                          $1,884
09/30/01                    $7,578                          $1,820
10/31/01                    $8,168                          $1,866
11/30/01                    $8,261                          $2,048
12/31/01                    $8,035                          $2,055
01/31/02                    $8,410                          $1,862
02/28/02                    $8,675                          $1,877
03/31/02                    $8,956                          $1,983
04/30/02                    $9,534                          $2,070
05/31/02                    $9,873                          $2,102
06/30/02                    $9,659                          $2,031
07/31/02                    $9,351                          $1,942
08/31/02                    $9,019                          $1,904
09/30/02                    $8,743                          $1,753
10/31/02                    $8,832                          $1,763
11/30/02                    $9,121                          $1,836
12/31/02                    $9,357                          $1,766
01/31/03                    $9,862                          $1,851
02/28/03                    $10,090                         $1,805
03/31/03                    $9,973                          $1,735
04/30/03                    $10,019                         $1,738
05/31/03                    $10,858                         $1,960
06/30/03                    $11,214                         $2,085
07/31/03                    $12,258                         $2,292
08/31/03                    $12,905                         $2,444
09/30/03                    $12,931                         $2,463
10/31/03                    $14,061                         $2,838
11/30/03                    $14,070                         $2,866
12/31/03                    $15,702                         $3,313
01/31/04                    $16,120                         $3,292
02/29/04                    $17,124                         $3,497
03/31/04                    $16,208                         $3,202
04/30/04                    $14,820                         $2,784
05/31/04                    $15,336                         $2,975
06/30/04                    $15,451                         $2,957
07/31/04                    $15,255                         $2,968
08/31/04                    $15,979                         $2,980




                                                               Annual Report | 9

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------
  CLASS C                     8/31/04
--------------------------------------
  1-Year                      +22.02%
--------------------------------------
  5-Year                      +14.10%
--------------------------------------
  10-Year                      +4.66%
--------------------------------------



CLASS C (9/1/94-8/31/04)

[GRAPHIC OMITTED]
[EDGAR REPRESENTATION OF DATA POINTS USE IN PRINTED GRAPHIC AS FOLLOWS:]

                   Templeton China World Fund                MSCI China Index 6
09/01/94           $10,000                                   $10,000
09/30/94           $9,996                                    $10,132
10/31/94           $9,823                                    $9,741
11/30/94           $8,658                                    $8,472
12/31/94           $8,262                                    $7,422
01/31/95           $7,570                                    $6,397
02/28/95           $8,172                                    $7,130
03/31/95           $8,272                                    $7,142
04/30/95           $7,851                                    $6,391
05/31/95           $8,472                                    $7,532
06/30/95           $8,470                                    $7,444
07/31/95           $8,850                                    $7,815
08/31/95           $8,696                                    $7,360
09/30/95           $8,781                                    $7,040
10/31/95           $8,679                                    $6,604
11/30/95           $8,626                                    $6,139
12/31/95           $8,796                                    $5,855
01/31/96           $9,781                                    $6,751
02/29/96           $9,675                                    $6,951
03/31/96           $9,386                                    $6,632
04/30/96           $9,604                                    $6,281
05/31/96           $9,681                                    $6,569
06/30/96           $9,797                                    $6,674
07/31/96           $9,683                                    $6,440
08/31/96           $9,790                                    $6,419
09/30/96           $10,051                                   $6,345
10/31/96           $10,478                                   $6,189
11/30/96           $11,775                                   $6,904
12/31/96           $12,203                                   $8,048
01/31/97           $12,076                                   $7,869
02/28/97           $12,163                                   $8,101
03/31/97           $11,741                                   $7,867
04/30/97           $12,204                                   $8,906
05/31/97           $12,759                                   $8,805
06/30/97           $12,540                                   $9,002
07/31/97           $13,243                                   $10,235
08/31/97           $13,033                                   $10,839
09/30/97           $12,854                                   $9,037
10/31/97           $8,997                                    $7,569
11/30/97           $8,625                                    $6,199
12/31/97           $8,416                                    $6,016
01/31/98           $6,704                                    $4,485
02/28/98           $8,694                                    $6,077
03/31/98           $8,561                                    $5,920
04/30/98           $7,863                                    $5,310
05/31/98           $6,635                                    $4,613
06/30/98           $6,145                                    $3,894
07/31/98           $5,787                                    $3,190
08/31/98           $5,136                                    $2,326
09/30/98           $5,685                                    $3,331
10/31/98           $6,949                                    $3,662
11/30/98           $7,226                                    $3,778
12/31/98           $6,708                                    $3,467
01/31/99           $6,024                                    $2,823
02/28/99           $6,009                                    $2,703
03/31/99           $6,553                                    $3,070
04/30/99           $8,097                                    $3,841
05/31/99           $7,614                                    $3,850
06/30/99           $8,763                                    $5,654
07/31/99           $8,280                                    $4,948
08/31/99           $8,154                                    $4,908
09/30/99           $7,656                                    $4,712
10/31/99           $7,574                                    $4,332
11/30/99           $8,367                                    $4,249
12/31/99           $9,300                                    $3,929
01/31/00           $9,095                                    $3,758
02/29/00           $9,408                                    $3,068
03/31/00           $9,838                                    $3,138
04/30/00           $8,755                                    $3,434
05/31/00           $8,458                                    $3,496
06/30/00           $8,981                                    $3,963
07/31/00           $9,282                                    $3,888
08/31/00           $9,525                                    $3,730
09/30/00           $8,867                                    $3,276
10/31/00           $8,009                                    $3,123
11/30/00           $7,866                                    $2,707
12/31/00           $8,184                                    $2,729
01/31/01           $8,607                                    $3,125
02/28/01           $8,979                                    $2,840
03/31/01           $8,564                                    $2,379
04/30/01           $8,910                                    $2,621
05/31/01           $9,626                                    $2,692
06/30/01           $9,457                                    $2,781
07/31/01           $8,444                                    $2,404
08/31/01           $7,997                                    $1,884
09/30/01           $7,578                                    $1,820
10/31/01           $8,168                                    $1,866
11/30/01           $8,261                                    $2,048
12/31/01           $8,035                                    $2,055
01/31/02           $8,410                                    $1,862
02/28/02           $8,675                                    $1,877
04/30/02           $9,534                                    $2,070
05/31/02           $9,873                                    $2,102
06/30/02           $9,659                                    $2,031
07/31/02           $9,351                                    $1,942
08/31/02           $9,019                                    $1,904
09/30/02           $8,739                                    $1,753
10/31/02           $8,822                                    $1,763
11/30/02           $9,106                                    $1,836
12/31/02           $9,336                                    $1,766
01/31/03           $9,834                                    $1,851
02/28/03           $10,056                                   $1,805
03/31/03           $9,933                                    $1,735
04/30/03           $9,974                                    $1,738
05/31/03           $10,803                                   $1,960
06/30/03           $11,151                                   $2,085
07/31/03           $12,182                                   $2,292
08/31/03           $12,814                                   $2,444
09/30/03           $12,831                                   $2,463
10/31/03           $13,954                                   $2,838
11/30/03           $13,954                                   $2,866
12/31/03           $15,561                                   $3,313
01/31/04           $15,967                                   $3,292
02/29/04           $16,956                                   $3,497
03/31/04           $16,037                                   $3,202
04/30/04           $14,659                                   $2,784
05/31/04           $15,153                                   $2,975
06/30/04           $15,250                                   $2,957
07/31/04           $15,057                                   $2,968
08/31/04           $15,770                                   $2,980



AVERAGE ANNUAL TOTAL RETURN

--------------------------------------
  ADVISOR CLASS               8/31/04
--------------------------------------
  1-Year                      +24.21%
--------------------------------------
  5-Year                      +15.31%
--------------------------------------
  10-Year                      +5.97%
--------------------------------------


ADVISOR CLASS (9/1/94-8/31/04)

[GRAPHIC OMITTED]
[EDGAR REPRESENTATION OF DATA POINTS USE IN PRINTED GRAPHIC AS FOLLOWS:]



                         Templeton China World Fund         MSCI China Index 6
9/1/94                   $10,000                            $10,000
9/30/94                  $10,004                            $10,132
10/31/94                 $9,908                             $9,741
11/30/94                 $8,741                             $8,472
12/31/94                 $8,354                             $7,422
1/31/95                  $7,662                             $6,397
2/28/95                  $8,277                             $7,130
3/31/95                  $8,386                             $7,142
4/30/95                  $7,965                             $6,391
5/31/95                  $8,602                             $7,532
6/30/95                  $8,607                             $7,444
7/31/95                  $9,001                             $7,815
8/31/95                  $8,853                             $7,360
10/31/95                 $8,866                             $6,604
11/30/95                 $8,819                             $6,139
12/31/95                 $9,004                             $5,855
1/31/96                  $10,021                            $6,751
2/29/96                  $9,921                             $6,951
3/31/96                  $9,632                             $6,632
4/30/96                  $9,863                             $6,281
5/31/96                  $9,951                             $6,569
6/30/96                  $10,077                            $6,674
7/31/96                  $9,969                             $6,440
8/31/96                  $10,088                            $6,419
9/30/96                  $10,365                            $6,345
10/31/96                 $10,841                            $6,189
11/30/96                 $12,192                            $6,904
12/31/96                 $12,652                            $8,048
1/31/97                  $12,530                            $7,869
2/28/97                  $12,631                            $8,101
3/31/97                  $12,202                            $7,867
4/30/97                  $12,695                            $8,906
5/31/97                  $13,282                            $8,805
6/30/97                  $13,067                            $9,002
7/31/97                  $13,810                            $10,235
8/31/97                  $13,603                            $10,839
9/30/97                  $13,428                            $9,037
10/31/97                 $9,454                             $7,569
11/30/97                 $9,071                             $6,199
12/31/97                 $8,871                             $6,016
1/31/98                  $7,074                             $4,485
2/28/98                  $9,179                             $6,077
3/31/98                  $9,047                             $5,920
4/30/98                  $8,317                             $5,310
5/31/98                  $7,024                             $4,613
6/30/98                  $6,511                             $3,894
7/31/98                  $6,138                             $3,190
8/31/98                  $5,452                             $2,326
9/30/98                  $6,039                             $3,331
10/31/98                 $7,399                             $3,662
11/30/98                 $7,699                             $3,778
12/31/98                 $7,157                             $3,467
1/31/99                  $6,433                             $2,823
2/28/99                  $6,423                             $2,703
3/31/99                  $7,010                             $3,070
4/30/99                  $8,667                             $3,841
5/31/99                  $8,156                             $3,850
6/30/99                  $9,393                             $5,654
7/31/99                  $8,883                             $4,948
8/31/99                  $8,756                             $4,908
9/30/99                  $8,229                             $4,712
10/31/99                 $8,153                             $4,332
11/30/99                 $9,013                             $4,249
12/31/99                 $10,035                            $3,929
1/31/00                  $9,822                             $3,758
2/29/00                  $10,168                            $3,068
3/31/00                  $10,641                            $3,138
4/30/00                  $9,478                             $3,434
5/31/00                  $9,165                             $3,496
6/30/00                  $9,739                             $3,963
7/31/00                  $10,075                            $3,888
8/31/00                  $10,347                            $3,730
9/30/00                  $9,641                             $3,276
10/31/00                 $8,716                             $3,123
11/30/00                 $8,569                             $2,707
12/31/00                 $8,925                             $2,729
1/31/01                  $9,394                             $3,125
2/28/01                  $9,807                             $2,840
3/31/01                  $9,362                             $2,379
4/30/01                  $9,748                             $2,621
5/31/01                  $10,539                            $2,692
6/30/01                  $10,361                            $2,781
7/31/01                  $9,261                             $2,404
8/31/01                  $8,779                             $1,884
9/30/01                  $8,325                             $1,820
10/31/01                 $8,985                             $1,866
11/30/01                 $9,095                             $2,048
12/31/01                 $8,855                             $2,055
1/31/02                  $9,277                             $1,862
2/28/02                  $9,575                             $1,877
3/31/02                  $9,893                             $1,983
4/30/02                  $10,540                            $2,070
5/31/02                  $10,923                            $2,102
6/30/02                  $10,695                            $2,031
7/31/02                  $10,363                            $1,942
8/31/02                  $10,004                            $1,904
9/30/02                  $9,700                             $1,753
10/31/02                 $9,802                             $1,763
11/30/02                 $10,126                            $1,836
12/31/02                 $10,391                            $1,766
1/31/03                  $10,953                            $1,851
3/31/03                  $11,083                            $1,735
4/30/03                  $11,138                            $1,738
5/31/03                  $12,074                            $1,960
6/30/03                  $12,474                            $2,085
7/31/03                  $13,639                            $2,292
8/31/03                  $14,371                            $2,444
9/30/03                  $14,420                            $2,463
10/31/03                 $15,677                            $2,838
11/30/03                 $15,687                            $2,866
12/31/03                 $17,505                            $3,313
1/31/04                  $17,979                            $3,292
2/29/04                  $19,108                            $3,497
3/31/04                  $18,088                            $3,202
4/30/04                  $16,543                            $2,784
5/31/04                  $17,127                            $2,975
6/30/04                  $17,256                            $2,957
7/31/04                  $17,038                            $2,968
8/31/04                  $17,856                            $2,980






10 |  Annual Report

ENDNOTES


SPECIAL RISKS ARE ASSOCIATED WITH FOREIGN INVESTING, INCLUDING CURRENCY VOLATILITY, ECONOMIC INSTABILITY AND POLITICAL DEVELOPMENTS OF COUNTRIES WHERE THE FUND INVESTS. EMERGING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. ALSO, AS A NON-DIVERSIFIED INVESTMENT COMPANY INVESTING IN "CHINA COMPANIES," THE FUND MAY INVEST IN A RELATIVELY SMALL NUMBER OF ISSUERS AND, AS A RESULT, BE SUBJECT TO GREATER RISK OF LOSS WITH RESPECT TO ITS PORTFOLIO SECURITIES. THE FUND MAY ALSO EXPERIENCE GREATER VOLATILITY THAN A FUND THAT IS MORE BROADLY DIVERSIFIED GEOGRAPHICALLY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:  Shares are available to certain eligible investors as described in the prospectus.

1. Effective after the close of business on 8/8/03, Templeton China World Fund, Inc. (Closed-End Fund), was converted into an open-end fund in a transaction whereby the Closed-End Fund transferred all of its assets, subject to its liabilities, to the Fund in exchange for Advisor Class shares. Total return information is based upon the Closed-End Fund's performance (as calculated using net asset values, not market values), which has been restated to reflect all charges, fees and expenses currently applicable to the Fund and each class. The Closed-End Fund was offered without a sales charge and Rule 12b-1 fees. On 8/11/03, the Fund began offering Class A, B and C shares. For periods prior to 8/11/03, performance quotations are based upon the Closed-End Fund's performance restated to take into account all charges, fees and expenses applicable to the Fund and each class, including that class's current, applicable, maximum sales charge and Rule 12b-1 fees. Beginning on 8/11/03, actual class performance will be used reflecting all charges, fees and expenses applicable to the Fund and each class.

2. Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.

5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

6. Source: Standard & Poor's Micropal. The MSCI China Index is market capitalization weighted and measures total returns of equity securities available to foreign (non-local) investors in China.






                                                              Annual Report | 11

Your Fund's Expenses



As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.


ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1. Divide your account value by $1,000.
   IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
   IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.







12 |  Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

------------------------------------------------------------------------------------------------------
                                         BEGINNING ACCOUNT    ENDING ACCOUNT    EXPENSES PAID DURING
  CLASS A                                  VALUE 2/29/04      VALUE 8/31/04   PERIOD* 2/29/04-8/31/04
------------------------------------------------------------------------------------------------------
  Actual                                      $1,000              $933.00               $10.59
------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)    $1,000            $1,014.18               $11.04
------------------------------------------------------------------------------------------------------
  CLASS B
------------------------------------------------------------------------------------------------------
  Actual                                      $1,000              $929.20               $13.72
------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)    $1,000            $1,010.91               $14.30
------------------------------------------------------------------------------------------------------
  CLASS C
------------------------------------------------------------------------------------------------------
  Actual                                      $1,000              $929.70               $13.44
------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)    $1,000            $1,011.21               $14.00
------------------------------------------------------------------------------------------------------
  ADVISOR CLASS
------------------------------------------------------------------------------------------------------
  Actual                                      $1,000              $934.20                $8.90
------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)    $1,000            $1,015.94                $9.27
------------------------------------------------------------------------------------------------------

*Expenses are equal to the annualized expense ratio for each class (A: 2.18%; B:
2.83%; C: 2.77%; and Advisor: 1.83%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.






                                                              Annual Report | 13

Templeton China World Fund

FINANCIAL HIGHLIGHTS



                                                                             ----------------------
                                                                              YEAR ENDED AUGUST 31,
CLASS A                                                                         2004        2003 D
                                                                             ----------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .......................................      $14.89      $14.30
                                                                             ----------------------

Income from investment operations:

 Net investment income a .................................................         .21         .12

 Net realized and unrealized gains .......................................        3.24         .40
                                                                             ----------------------
Total from investment operations .........................................        3.45         .52
                                                                             ----------------------
Less distributions from net investment income ............................        (.40)         --

Total distributions ......................................................        (.40)         --
                                                                             ----------------------
Redemption fees ..........................................................         .03         .07
                                                                             ----------------------
Net asset value, end of year .............................................      $17.97      $14.89
                                                                             ----------------------
Total return b ...........................................................      23.80%       4.13%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..........................................     $43,179      $3,166

Ratios to average net assets:

 Expenses ................................................................       2.14%c      3.03%e,f

 Net investment income ...................................................       1.09%      38.74%e,f

Portfolio turnover rate ..................................................      30.82%      19.99%



a Based on average daily shares outstanding.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
c Ratio of expenses to average net assets, excluding payments by affiliate were
  2.30% (Note 7).
d For the period August 11, 2003 (effective date) to August 31, 2003.
e Annualized.
f Represents annualized ratios for a 21 day period and therefore are not representative of the Fund's income and expense for the entire fiscal year.






14 | See notes to financial statements. | Annual Report

Templeton China World Fund

                                                                            ----------------------
                                                                              YEAR ENDED AUGUST 31
CLASS B                                                                        2004       2003 D
                                                                            ----------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .......................................   $14.88      $14.30
                                                                            ----------------------

Income from investment operations:

 Net investment income a .................................................      .16         .08

 Net realized and unrealized gains .......................................     3.16         .43
                                                                            ----------------------
Total from investment operations .........................................     3.32         .51
                                                                            ----------------------
Less distributions from:

 Net investment income ...................................................     (.39)         --
                                                                            ----------------------
Total distributions ......................................................     (.39)         --
                                                                            ----------------------
Redemption fees ..........................................................      .03         .07
                                                                            ----------------------
Net asset value, end of year .............................................   $17.84      $14.88
                                                                            ----------------------

Total return b ...........................................................   22.95%       4.06%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..........................................   $8,630        $362

Ratios to average net assets:

 Expenses ................................................................    2.79%c      3.68%e,f

 Net investment income ...................................................     .44%      38.09%e,f

Portfolio turnover rate ..................................................   30.82%      19.99%




a Based on average daily shares outstanding.
b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
c Ratio of expenses to average net assets, excluding payments by affiliate were
  2.95% (Note 7).
d For the period August 11, 2003 (effective date) to August 31, 2003.
e Annualized.
f Ratio represents annualized ratios for a 21 day period and therefore are not representative of the Fund's income and expense for the entire fiscal year.





                         Annual Report | See notes to financial statements. | 15

Templeton China World Fund

                                                                                 ----------------------
                                                                                  YEAR ENDED AUGUST 31,
CLASS C                                                                             2004       2003 D
                                                                                 ----------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...........................................    $14.88      $14.30
                                                                                 ----------------------
Income from investment operations:

 Net investment income a .....................................................       .12         .11

 Net realized and unrealized gains ...........................................      3.21         .40
                                                                                 ----------------------
Total from investment operations .............................................      3.33         .51
                                                                                 ----------------------
Less distributions from:

 Net investment income .......................................................      (.39)         --
                                                                                 ----------------------
Total distributions ..........................................................      (.39)         --
                                                                                 ----------------------
Redemption fees ..............................................................       .03         .07
                                                                                 ----------------------
Net asset value, end of year .................................................    $17.85      $14.88
                                                                                 ----------------------

Total return b ...............................................................    23.02%       4.06%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..............................................   $20,603        $652

Ratios to average net assets:

 Expenses ....................................................................     2.75%c      3.68%e,f

 Net investment income .......................................................      .48%      38.09%e,f

Portfolio turnover rate ......................................................    30.82%      19.99%



a Based on average daily shares outstanding.
b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
c Ratio of expenses to average net assets, excluding payments by affiliate were
  2.91% (Note 7).
d For the period August 11, 2003 (effective date) to August 31, 2003.
e Annualized.
f Represents annualized ratios for a 21 day period and therefore are not representative of the Fund's income and expense for the entire fiscal year.






16 |  See notes to financial statements.  |  Annual Report

Templeton China World Fund

                                                                      ---------------------------------------------------------
                                                                                          YEAR ENDED AUGUST 31,
ADVISOR CLASS                                                             2004         2003 D     2002        2001        2000
                                                                      ---------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................     $14.90       $10.64      $9.52      $11.33       $9.83
                                                                      ---------------------------------------------------------
Income from investment operations:

 Net investment income a ..........................................        .24          .43        .21         .18         .23

 Net realized and unrealized gains (losses) .......................       3.27         4.08        .98       (1.98)       1.42
                                                                      ---------------------------------------------------------
Total from investment operations ..................................       3.51         4.51       1.19       (1.80)       1.65
                                                                      ---------------------------------------------------------
Capital share repurchases .........................................         --           --        .11         .09         .07
                                                                      ---------------------------------------------------------
Less distributions from:

 Net investment income ............................................       (.41)        (.32)      (.18)       (.10)       (.22)
                                                                      ---------------------------------------------------------
Total distributions ...............................................       (.41)        (.32)      (.18)       (.10)       (.22)
                                                                      ---------------------------------------------------------
Redemption fees ...................................................        .03          .07         --          --          --
                                                                      ---------------------------------------------------------
Net asset value, end of year ......................................     $18.03       $14.90     $10.64       $9.52      $11.33
                                                                      ---------------------------------------------------------
Market value, end of year b .......................................         --           --      $9.10       $7.73       $8.00
                                                                      ---------------------------------------------------------

Total return (based on market value per share) ....................         --           --     20.27%     (2.14)%       7.86%

Total return (based on net asset value per share) .................     24.21%       43.95%         --          --          --

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...................................   $161,599     $181,913   $173,204    $172,209    $213,953

Ratios to average net assets:

 Expenses .........................................................      1.79%c       2.10%c     1.66%       1.66%       1.68%

 Net investment income ............................................      1.44%        3.66%      2.01%       1.70%       2.21%

Portfolio turnover rate ...........................................     30.82%       19.99%     44.62%      83.85%     142.49%




a Based on average daily shares outstanding.
b Based on the last sale of the New York Stock Exchange.
c Ratio of expenses to average net assets, excluding payments by affiliate for the years ended August 31, 2003 and 2004, were 2.63% and 1.95%, respectively (Note 7).
d On August 8, 2003, the Fund converted from a closed-end fund to an open-end fund whereby the shares of the closed-end fund were exchanged for Advisor Class shares. Based on historical information, the information included is for operation of the Fund as a closed-end fund, and does not reflect expenses applicable to an open-end fund.




                         Annual Report | See notes to financial statements. | 17

Templeton China World Fund

STATEMENT OF INVESTMENTS, AUGUST 31, 2004





---------------------------------------------------------------------------------------------------------------------------
                                                                                COUNTRY          SHARES          VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 95.4%
   AUTO COMPONENTS 3.0%
   Cheng Shin Rubber Industry Co. Ltd. ...............................           Taiwan         5,061,328     $  6,542,257
   Weifu High-Technology Co. Ltd., B .................................           China            598,916          464,547
                                                                                                              -------------
                                                                                                                 7,006,804
                                                                                                              -------------

   CAPITAL MARKETS 1.0%
   Yuanta Core Pacific Securities Co. ................................           Taiwan         3,464,211        2,299,976
                                                                                                              -------------

   COMMERCIAL BANKS 9.9%
   Chinatrust Financial Holding Co. Ltd. .............................           Taiwan         3,674,655        3,875,444
   HSBC Holdings PLC .................................................       United Kingdom       616,984        9,571,223
   Mega Financial Holdings Co. Ltd. ..................................           Taiwan        11,941,000        7,226,340
   Sinopac Holdings ..................................................           Taiwan         5,239,258        2,631,942
                                                                                                              -------------
                                                                                                                23,304,949
                                                                                                              -------------

   COMMUNICATIONS EQUIPMENT 1.4%
   D-Link Corp. ......................................................           Taiwan         2,863,565        3,247,168
                                                                                                              -------------

   COMPUTERS & PERIPHERALS 7.4%
   Acer Inc. .........................................................           Taiwan         6,208,455        8,262,133
   Asustek Computer Inc. .............................................           Taiwan         1,102,062        2,460,538
   Lenovo Group Ltd., H ..............................................            China         4,226,789        1,327,654
   Lite-on Technology Corp. ..........................................           Taiwan         5,653,300        5,281,285
                                                                                                              -------------
                                                                                                                17,331,610
                                                                                                              -------------

   CONSTRUCTION MATERIALS 4.2%
   Anhui Conch Cement Co. Ltd. .......................................            China         1,402,000        1,680,613
   Cheung Kong Infrastructure Holdings Ltd. ..........................          Hong Kong       3,320,548        8,237,566
                                                                                                              -------------
                                                                                                                 9,918,179
                                                                                                              -------------

   DISTRIBUTORS 4.3%
   China Resources Enterprise Ltd. ...................................            China         6,700,000        8,890,441
   Test-Rite International Co. Ltd. ..................................           Taiwan         2,182,620        1,179,795
                                                                                                              -------------
                                                                                                                10,070,236
                                                                                                              -------------

   DIVERSIFIED TELECOMMUNICATION SERVICES 1.6%
   China Telecom Corp. Ltd., H .......................................            China        11,773,833        3,773,689
                                                                                                              -------------

   ELECTRIC UTILITIES 4.7%
   Datang International Power Generation Co. Ltd. ....................            China         9,620,320        7,523,632
   Guangdong Electric Power Development Co. Ltd., B ..................            China         2,872,763        1,653,691
   Huadian Power International Corp. Ltd., H .........................            China         2,870,000          837,089
   Huaneng Power International Inc., H ...............................            China         1,218,776          906,275
                                                                                                              -------------
                                                                                                                10,920,687
                                                                                                              -------------

   ELECTRICAL EQUIPMENT .2%
   Phoenixtec Power Co. Ltd. .........................................           Taiwan           454,055          473,530
                                                                                                              -------------

   ELECTRONIC EQUIPMENT & INSTRUMENTS 2.2%
   Delta Electronics Inc. ............................................           Taiwan         4,076,520        5,221,395
                                                                                                              -------------

   FOOD & STAPLES RETAILING 12.5%
   Dairy Farm International Holdings Ltd. ............................          Hong Kong      10,219,776       24,936,253
   President Chain Store Corp. .......................................           Taiwan         2,844,088        4,219,344
                                                                                                              -------------
                                                                                                                29,155,597
                                                                                                              -------------




18 |  Annual Report

Templeton China World Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                COUNTRY          SHARES          VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   FOOD PRODUCTS 1.0%
   Tingyi (Cayman Islands) Holding Corp. .............................            China         1,082,827     $    226,285
   UNI-President Enterprises Corp. ...................................           Taiwan         4,347,950        2,018,144
                                                                                                              -------------
                                                                                                                 2,244,429
                                                                                                              -------------

   HOTELS RESTAURANTS & LEISURE 2.2%
   Hong Kong & Shanghai Hotels Ltd. ..................................          Hong Kong       7,892,757        5,110,087
                                                                                                              -------------

   HOUSEHOLD DURABLES 1.6%
   TCL International Holdings Inc. ...................................            China         5,052,000        1,813,550
   Tsann Kuen Enterprise Co. Ltd. ....................................           Taiwan         1,731,590        1,994,075
                                                                                                              -------------
                                                                                                                 3,807,625
                                                                                                              -------------

   INDUSTRIAL CONGLOMERATES 2.4%
   Citic Pacific Ltd. ................................................            China           860,092        2,194,351
   Shanghai Industrial Holdings Ltd. .................................            China         1,810,253        3,330,423
                                                                                                              -------------
                                                                                                                 5,524,774
                                                                                                              -------------

   MACHINERY 2.2%
   China International Marine Containers Co. Ltd., B .................            China         3,123,515        4,376,953
   Yung Tay Engineering Co. Ltd. .....................................           Taiwan         1,410,000          753,878
                                                                                                              -------------
                                                                                                                 5,130,831
                                                                                                              -------------

   METALS & MINING .1%
   Aluminum Corp. of China Ltd., H ...................................            China           372,000          182,424
                                                                                                              -------------

   OFFICE ELECTRONICS .5%
   Kinpo Electronics Inc. ............................................           Taiwan         2,897,760        1,204,562
                                                                                                              -------------

   OIL & GAS 9.1%
   China Petroleum & Chemical Corp., H ...............................            China        39,507,395       15,448,504
   PetroChina Co. Ltd., H ............................................            China        11,621,903        5,848,238
                                                                                                              -------------
                                                                                                                21,296,742
                                                                                                              -------------

   REAL ESTATE 9.1%
   Cheung Kong Holdings Ltd. .........................................          Hong Kong       1,360,690       11,731,665
   Henderson China Holdings Ltd. .....................................          Hong Kong       5,581,684        2,772,970
   Henderson Investment Ltd. .........................................          Hong Kong       2,888,756        3,740,593
   Hong Kong Land Holdings Ltd. ......................................          Hong Kong       1,645,000        3,109,050
                                                                                                              -------------
                                                                                                                21,354,278
                                                                                                              -------------

   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.1%
   Princeton Technology Corp. ........................................           Taiwan           205,000          199,941
   Samsung Electronics Co. Ltd. ......................................         South Korea          5,510        2,157,408
   Siliconware Precision Industries Co. Ltd. .........................           Taiwan            95,000           69,771
   Sunplus Technology Co. Ltd. .......................................           Taiwan         1,683,660        2,433,492
                                                                                                              -------------
                                                                                                                 4,860,612
                                                                                                              -------------

   SPECIALTY RETAIL .2%
   Tack Fat Group International Ltd. .................................          Hong Kong       6,352,000          496,762
                                                                                                              -------------

   TRANSPORTATION INFRASTRUCTURE 4.9%
   China Merchants Holdings (International) Co. Ltd. .................            China         3,631,216        5,516,691
   Cosco Pacific Ltd. ................................................          Hong Kong       3,489,449        5,234,207
   Zhejiang Expressway Co. Ltd., H ...................................            China           972,398          660,736
                                                                                                              -------------
                                                                                                                11,411,634
                                                                                                              -------------




                                                              Annual Report | 19

Templeton China World Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                                COUNTRY          SHARES          VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   WIRELESS TELECOMMUNICATION SERVICES 7.6%
   China Mobile (Hong Kong) Ltd. .....................................            China         5,322,770     $ 15,524,845
   Taiwan Cellular Corp. .............................................           Taiwan         2,496,930        2,347,290
                                                                                                              -------------
                                                                                                                17,872,135
                                                                                                              -------------
   TOTAL COMMON STOCKS (COST $164,707,891) ...........................                                         223,220,715
                                                                                                              -------------


                                                                                           ----------------
                                                                                           PRINCIPAL AMOUNT
                                                                                           ----------------
   SHORT TERM INVESTMENTS (COST $9,464,635) 4.0%
   U.S. Treasury Bills, 1.163% to 1.506%, 9/16/04-11/26/04 ...........        United States  $  9,489,000        9,463,805
                                                                                                              -------------

   TOTAL INVESTMENTS (COST $174,172,526) 99.4% .......................                                         232,684,520
   OTHER ASSETS, LESS LIABILITIES .6% ................................                                           1,327,564
                                                                                                              -------------

   NET ASSETS 100.0% .................................................                                        $234,012,084
                                                                                                              -------------




20 |  See notes to financial statements.  |  Annual Report

Templeton China World Fund

FINANCIAL STATEMENTS




STATEMENT OF ASSETS AND LIABILITIES
August 31, 2004



Assets:
 Investments in securities:
  Cost ................................................................................    $174,172,526
                                                                                           -------------
  Value ...............................................................................     232,684,520
 Cash .................................................................................           3,046
 Receivables:
  Investment securities sold ..........................................................         123,687
  Capital shares sold .................................................................         685,415
  Dividends ...........................................................................       1,792,123
                                                                                           -------------
      Total assets ....................................................................     235,288,791
                                                                                           -------------
Liabilities:
 Payables:
  Investment securities purchased .....................................................         319,116
  Capital shares redeemed .............................................................         444,508
  Affiliates ..........................................................................         353,095
 Funds advanced by custodian ..........................................................           5,796
 Other liabilities ....................................................................         154,192
                                                                                           -------------
      Total liabilities ...............................................................       1,276,707
                                                                                           -------------
        Net assets, at value ..........................................................    $234,012,084
                                                                                           -------------
Net assets consist of:
 Undistributed net investment income ..................................................    $  2,645,635
 Net unrealized appreciation (depreciation) ...........................................      58,509,977
 Accumulated net realized gain (loss) .................................................     (43,494,425)
 Capital shares .......................................................................     216,350,897
                                                                                           -------------
        Net assets, at value ..........................................................    $234,012,084
                                                                                           -------------
CLASS A:
 Net assets, at value .................................................................    $ 43,179,122
                                                                                           -------------
 Shares outstanding ...................................................................       2,403,165
                                                                                           -------------
 Net asset value per share a ..........................................................          $17.97
                                                                                           -------------
 Maximum offering price per share (net asset value per share / 94.25%) ................          $19.07
                                                                                           -------------
CLASS B:
 Net assets, at value .................................................................    $  8,630,156
                                                                                           -------------
 Shares outstanding ...................................................................         483,739
                                                                                           -------------
 Net asset value and maximum offering price per share a ...............................          $17.84
                                                                                           -------------
CLASS C:
 Net assets, at value .................................................................    $ 20,603,323
                                                                                           -------------
 Shares outstanding ...................................................................       1,154,426
                                                                                           -------------
 Net asset value and maximum offering price per share a ...............................          $17.85
                                                                                           -------------
ADVISOR CLASS:
 Net assets, at value                                                                      $161,599,483
                                                                                           -------------
 Shares outstanding                                                                           8,962,595
                                                                                           -------------
 Net asset value and maximum offering price per share b                                          $18.03
                                                                                           -------------


a Redemption price is equal to net asset value less any applicable contingent deferred sales charge and redemption fees retained by the Fund.
b Redemption price is equal to net asset value less any applicable redemption fees retained by the Fund.


                         Annual Report | See notes to financial statements. | 21

Templeton China World Fund

STATEMENT OF OPERATIONS
for the year ended August 31, 2004



Investment income:
(net of foreign taxes of $598,741)
 Dividends ..................................................................................    $ 7,423,501
 Interest ...................................................................................        113,995
                                                                                                 ------------
      Total investment income ...............................................................      7,537,496
                                                                                                 ------------
Expenses:
 Management fees (Note 3) ...................................................................      2,909,497
 Administrative fees (Note 3) ...............................................................        466,196
 Distribution fees (Note 3)
  Class A ...................................................................................        115,097
  Class B ...................................................................................         56,805
  Class C ...................................................................................        144,837
 Transfer agent fees (Note 3) ...............................................................        358,300
 Custodian fees (Note 4) ....................................................................        183,132
 Reports to shareholders ....................................................................         50,100
 Registration and filing fees ...............................................................         67,700
 Professional fees ..........................................................................        466,498
 Trustees' fees and expenses ................................................................         33,900
 Other ......................................................................................          7,400
                                                                                                 ------------
      Total expenses ........................................................................      4,859,462
                                                                                                 ------------
      Expenses waived/paid by affiliate (Note 7) ............................................       (371,395)
      Expense reductions (Note 4) ...........................................................           (149)
                                                                                                 ------------
        Net expenses ........................................................................      4,487,918
                                                                                                 ------------
          Net investment income .............................................................      3,049,578
                                                                                                 ------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ...............................................................................     29,378,019
  Foreign currency transactions .............................................................        (62,907)
                                                                                                 ------------
      Net realized gain (loss) ..............................................................     29,315,112
 Net unrealized appreciation (depreciation) on:
  Investments ...............................................................................     13,652,800
  Translation of assets and liabilities denominated in foreign currencies ...................          7,002
      Net unrealized appreciation (depreciation) ............................................     13,659,802
                                                                                                 ------------
Net realized and unrealized gain (loss) .....................................................     42,974,914
                                                                                                 ------------
Net increase (decrease) in net assets resulting from operations .............................    $46,024,492
                                                                                                 ------------




22 |  See notes to financial statements.  |  Annual Report

Templeton China World Fund

STATEMENTS OF CHANGES IN NET ASSETS
for the years ended August 31, 2004 and 2003

                                                                                            -------------------------------
                                                                                                 2004              2003
                                                                                            -------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .................................................................    $ 3,049,578      $  6,998,317
  Net realized gain (loss) from investments and foreign currency transactions ...........     29,315,112        30,314,699
  Net unrealized appreciation (depreciation) on investments and translation of
   assets and liabilities denominated in foreign currencies .............................     13,659,802        35,711,079
                                                                                            -------------------------------
      Net increase (decrease) in net assets resulting from operations ...................     46,024,492        73,024,095
Distributions to shareholders from:

 Net investment income:
  Class A ...............................................................................       (403,504)               --
  Class B ...............................................................................        (41,117)               --
  Class C ...............................................................................       (120,259)               --
  Advisor Class .........................................................................     (4,688,513)       (5,151,044)
                                                                                            -------------------------------
Total distributions to shareholders .....................................................     (5,253,393)       (5,151,044)
Capital share transactions (Note 2)
  Class A ...............................................................................     35,872,551         3,130,255
  Class B ...............................................................................      7,860,438           359,152
  Class C ...............................................................................     18,750,834           645,381
  Advisor Class .........................................................................    (55,778,270)      (60,331,901)
                                                                                            -------------------------------
Total capital share transactions ........................................................      6,705,553       (56,197,113)
Redemption fees (Note 1g) ...............................................................        443,024         1,212,126
      Net increase (decrease) in net assets .............................................     47,919,676        12,888,064
Net assets:
 Beginning of year ......................................................................    186,092,408       173,204,344
                                                                                            -------------------------------
 End of year ............................................................................   $234,012,084      $186,092,408
                                                                                            -------------------------------
Undistributed net investment income included in net assets:
 End of year ............................................................................   $  2,645,635      $  4,855,838
                                                                                            -------------------------------






                         Annual Report | See notes to financial statements. | 23

Templeton China World Fund

NOTES TO FINANCIAL STATEMENTS



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton China World Fund (the Fund) is registered under the Investment Company Act of 1940 as an open-end, non-diversified investment company. The Fund seeks to achieve long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of "China companies" as defined in the Fund's prospectus. The following summarizes the Fund's significant accounting policies.

On June 12, 2003, Fund shareholders approved an Agreement and Plan of Reorganization, which provided for the conversion of the Fund from a closed-end fund organized as a Maryland Corporation (the Closed-End Fund) into an open-end fund organized as a Delaware Statutory Trust. The conversion, which was a tax-free reorganization, was effective after the close of business on August 8, 2003. Trading of the Closed-End Fund's shares on the New York Stock Exchange, Inc. was suspended after the close of business on August 8, 2003. The Closed-End Fund's shareholders received Advisor Class shares of the Fund equivalent in number to, and with the same net asset value as, the Closed-End Fund's shares held on August 8, 2003. For six months following the conversion, former Closed-End Fund's shareholders who redeemed Advisor Class shares received in the conversion were subject to a 2% redemption fee.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange are valued at the last reported sales price. Securities listed or traded on NASDAQ are valued at their official closing price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices by independent pricing services or recognized dealers in such securities. Foreign securities are valued at the close of trading of the foreign exchange or the NYSE, whichever is earlier. If events occur that materially affect the values of securities after the prices or foreign exchange rates are determined, but prior to 4:00 p.m. Eastern time or the close of trading on the NYSE, whichever is earlier, or if market quotations are deemed not readily available or reliable, the securities will be valued at fair value. All security valuation procedures are approved by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.







24 |  Annual Report

Templeton China World Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

D. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on a tax basis and may differ from net investment income and realized gains for financial reporting purposes.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

Redemptions and exchanges of Fund shares held five trading days or less (30 days or less prior to June 1, 2004 and 90 days or less prior to January 1, 2004) may be subject to the Fund's redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as additional paid in capital as noted on the Statement of Changes.









                                                              Annual Report | 25

Templeton China World Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

H. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.


2. SHARES OF BENEFICIAL INTEREST

On August 8, 2003, shareholders of the Closed-End Fund received Advisor Class shares in exchange for their shares. Effective August 11, 2003, the Fund began offering four classes of shares: Class A, Class B, Class C and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charge, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At August 31, 2004, there were an unlimited number of shares of beneficial interest authorized (without par value). Transactions in the Fund's shares were as follows:

                                    ------------------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                               2004                                 2003 A
                                    ------------------------------------------------------------------
                                      SHARES           AMOUNT             SHARES           AMOUNT
                                    ------------------------------------------------------------------
CLASS A SHARES:
 Shares sold .....................   3,412,286      $ 57,588,116           212,731         $3,132,255
 Shares issued in reinvestment
   of distributions ..............      19,982           305,934                --                 --
 Shares redeemed .................  (1,241,700)      (22,021,499)             (134)            (2,000)
                                    ------------------------------------------------------------------
 Net increase (decrease) .........   2,190,568      $ 35,872,551           212,597         $3,130,255
                                    ------------------------------------------------------------------
CLASS B SHARES:
 Shares sold .....................     526,231      $  9,032,972            24,321         $  359,152
 Shares issued in reinvestment
   of distributions ..............       2,409            36,734                --                 --
 Shares redeemed .................     (69,222)       (1,209,268)               --                 --
                                    ------------------------------------------------------------------
 Net increase (decrease) .........     459,418      $  7,860,438            24,321         $  359,152
                                    ------------------------------------------------------------------
CLASS C SHARES:
 Shares sold .....................   1,562,207      $ 26,837,355            43,790         $  645,381
 Shares issued in reinvestment
   of distributions ..............       5,807            88,548                --                 --
 Shares redeemed .................    (457,378)       (8,175,069)               --                 --
                                    ------------------------------------------------------------------
Net increase (decrease) ..........   1,110,636      $ 18,750,834            43,790         $  645,381
                                    ------------------------------------------------------------------






26 |  Annual Report

Templeton China World Fund

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                    ------------------------------------------------------------------
                                                        YEAR ENDED AUGUST 31,
                                               2004                                 2003 A
                                    ------------------------------------------------------------------
                                       SHARES           AMOUNT             SHARES           AMOUNT
                                    ------------------------------------------------------------------
ADVISOR CLASS SHARES:
 Shares sold .....................     855,577      $ 14,264,876            17,122      $    251,753
 Shares issued in reinvestment
   of distributions ..............     109,770         1,685,293                --                --
 Shares redeemed .................  (4,210,853)      (71,728,439)       (4,089,186)b     (60,583,654)b
                                    ------------------------------------------------------------------
 Net increase (decrease) .........  (3,245,506)     $(55,778,270)       (4,072,064)     $(60,331,901)
                                    ------------------------------------------------------------------

a Effective date of Classes A, B, C, and Advisor was August 11, 2003.
b Includes redemption in kind of $56,623,159 on which the Fund realized a gain of $13,559,016 (see note 7).


3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers or directors of the following entities:

---------------------------------------------------------------------------------------
  ENTITY                                                         AFFILIATION
---------------------------------------------------------------------------------------
  Templeton Asset Management, Ltd. (TAML)                        Investment manager
  Franklin Templeton Services, LLC (FT Services)                 Administrative manager
  Franklin Templeton/Distributors, Inc. (Distributors)           Principal underwriter
  Franklin Templeton Investor Services, LLC (Investor Services)  Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to TAML based on the Fund's average weekly net assets as follows:

--------------------------------------------------------------------------------
  ANNUALIZED FEE RATE   NET ASSETS
--------------------------------------------------------------------------------
        1.250%          Up to and including $1 billion
        1.200%          Over $1 billion, up to and including $5 billion
        1.150%          Over $5 billion, up to and including $10 billion
        1.100%          Over $10 billion, up to and including $15 billion
        1.050%          Over $15 billion, up to and including $20 billion
        1.000%          Over $20 billion

Prior to June 1, 2004, the Fund paid an investment management fee to TAML of 1.25% per year of the average weekly net assets of the Fund.

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services of 0.20% per year based on the Fund's average daily net assets.









                                                              Annual Report | 27

Templeton China World Fund

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

C. DISTRIBUTION FEES

The Fund reimburses Distributors up to 0.35%, 1.00% and 1.00% per year of the average daily net assets of Class A, Class B and Class C shares, respectively, for costs incurred in marketing the Fund's shares under a Rule 12b-1 plan.

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sale of the Fund's shares for the year:

Sales charges received ..................................      $156,746
Contingent deferred sales charges retained ..............      $394,524

E. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $358,300, of which $191,199 was paid to Investor Services.


4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended August 31, 2004, the custodian fees were reduced as noted in the Statement of Operations.


5. INCOME TAXES

At August 31, 2004, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
 2007 ....................................................  $22,831,689
 2008 ....................................................       45,311
 2009 ....................................................    1,256,834
 2010 ....................................................   17,884,154
                                                            ------------
                                                            $42,017,988
                                                            ------------


At August 31, 2004, the Fund had deferred foreign currency losses occurring subsequent to October 31, 2003 of $56,402. For tax purposes such losses will be reflected in the year ending August 31, 2005.





28 |  Annual Report

Templeton China World Fund

5. INCOME TAXES (CONTINUED)

At August 31, 2004, the cost of investments, net unrealized appreciation (depreciation), and undistributed ordinary income for income tax purposes were as follows:

Cost of investments .....................................   $175,592,561
                                                            ------------
Unrealized appreciation .................................   $ 61,151,612
Unrealized depreciation .................................     (4,059,653)
                                                            ------------
Net unrealized appreciation (depreciation) ..............   $ 57,091,959
                                                            ------------

Distributable earnings-undistributed ordinary income ....   $ 2,645,635
                                                            ------------


The tax character of distributions paid during the years ended August 31, 2004 and 2003, was as follows:

                                            -----------------------------
                                                 2004            2003
                                            -----------------------------
Distributions paid from:
 Ordinary income .........................    $5,253,393      $5,151,044

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions.

Net realized gains differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.


6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the year ended August 31, 2004 aggregated $112,523,060 and $66,755,449, respectively.


7. FEES, COSTS AND EXPENSES RELATING TO PAST LITIGATION

On March 20, 2003, Templeton China World Fund, Inc., the Fund's predecessor Maryland Corporation (the "Closed-End Fund"), Templeton Dragon Fund, Inc. ("Dragon Fund"), a closed-end management investment company in Franklin Templeton Investments, TAML, the investment adviser to the Closed-End Fund and Dragon Fund, and Harvard College, Harvard Management Company, Inc. ("Harvard Management"), which is an investment advisor to Harvard College, and Steve Alperin, an officer of Harvard Management (referred to collectively as "Harvard"), announced a settlement of previously filed litigation claims against each other. The settlement resulted in, among other things, the dismissal of their litigation claims against each other.







                                                              Annual Report | 29

Templeton China World Fund

7. FEES, COSTS AND EXPENSES RELATING TO PAST LITIGATION (CONTINUED)

Under the terms of the Settlement Agreement, TAML agreed to reimburse the Closed-End Fund for the legal fees and expenses incurred by the Closed-End Fund and its directors with respect to the Settlement Agreement and the litigation. TAML also paid legal fees and expenses incurred by the Closed-End Fund through March 20, 2003, with respect to the Closed-End Fund's proxy contest relating to its 2003 Annual Shareholders' Meeting (the "Meeting"). The Closed-End Fund paid all other legal costs related to the proxy proposals considered at the Meeting, including the conversion of the Closed-End Fund to an open-end fund described above.


8. REGULATORY MATTERS

MASSACHUSETTS ADMINISTRATIVE PROCEEDING
On September 20, 2004, Franklin Resources, Inc. (Franklin Resources, Inc. and its subsidiaries are referred to collectively as the "Company") announced that an agreement has been reached by two of its subsidiaries, Franklin Advisers, Inc. ("Franklin Advisers") and Franklin Templeton Alternative Strategies, Inc. ("FTAS"), with the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts (the "State of Massachusetts") related to an administrative complaint filed on February 4, 2004. The administrative complaint addressed one instance of market timing that was also a subject of the August 2, 2004 settlement that Franklin Advisers reached with the SEC, as described below.

Under the terms of the settlement consent order issued by the State of Massachusetts, Franklin Advisers and FTAS have consented to the entry of a cease-and-desist order and agreed to pay a $5 million administrative fine to the State of Massachusetts. The consent order has multiple sections, including "Statements of Fact" and "Violations of Massachusetts Securities Laws." The Company admitted the "Statements of Fact." The Company did not admit or deny the "Violations of the Massachusetts Securities Laws." While Franklin Advisers and FTAS did not admit or deny engaging in any wrongdoing, the Company believes that it is in its best interest and the interests of its funds' shareholders to settle this issue now and move forward.

U.S. SECURITIES AND EXCHANGE COMMISSION (SEC) SETTLEMENT
On August 2, 2004, the Company announced that an agreement has been reached by Franklin Advisers with the SEC that resolves the issues resulting from the SEC's investigation of market timing activity and the SEC issued an "Order instituting administrative and cease-and-desist proceedings pursuant to sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and sections 9(b) and 9(f) of the Investment Company Act of 1940, making findings and imposing remedial sanctions and a cease-and-desist order" (the "Order"). The SEC's Order concerns the activities of a limited number of third parties that ended in 2000 and those that are the subject of the Massachusetts administrative complaint described above.







30 |  Annual Report

Templeton China World Fund

8. REGULATORY MATTERS (CONTINUED)

U.S. SECURITIES AND EXCHANGE COMMISSION (SEC) SETTLEMENT (CONTINUED)
Under the terms of the SEC's Order, pursuant to which Franklin Advisers neither admits nor denies any wrongdoing, Franklin Advisers has agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an Independent Distribution Consultant. At this time, it is unclear which funds will receive distributions or which shareholders of any particular fund will receive distributions. The SEC Order also requires Franklin Advisers to, among other things, enhance and periodically review compliance policies and procedures.

OTHER GOVERNMENTAL INVESTIGATIONS
As part of ongoing investigations by the SEC, the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services and the Commissioner of Securities, the West Virginia Attorney General, the Vermont Department of Banking, Insurance, Securities, and Health Care Administration and the National Association of Securities Dealers, relating to certain practices in the mutual fund industry, including late trading, market timing and payments to securities dealers who sell fund shares, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees have been providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

The staff of the SEC has also informed the Company that it is considering recommending a civil action or proceeding against Franklin Advisers and Franklin Templeton Distributors, Inc. ("FTDI") concerning payments to securities dealers who sell fund shares (commonly referred to as "revenue sharing"). The staff of the California Attorney General's Office ("CAGO") also has advised the Company that the California Attorney General is authorized to bring a civil action against the Company and FTDI arising from the same events. Even though the Company currently believes that the charges the SEC staff and CAGO staff are contemplating are unwarranted, it also believes that it is in the best interest of the Company's and funds' shareholders to resolve these issues voluntarily, to the extent the Company can reasonably do so. The Company continues to have discussions towards resolving these governmental investigations.







                                                              Annual Report | 31

Templeton China World Fund

8. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS
The Fund, in addition to other entities within Franklin Templeton Investments, including the Company and certain of its subsidiaries, other funds, and current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York and Florida, alleging violations of various federal securities laws and seeking, among other things, monetary damages and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain funds managed by Company subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Massachusetts administrative complaint described above. The lawsuits are styled as class actions or derivative actions on behalf of either the named funds or the Company.

Various subsidiaries of the Company have also been named in multiple lawsuits filed in state courts in Illinois alleging breach of duty with respect to valuation of the portfolio securities of certain funds managed by such subsidiaries.

In addition, the Company and certain of its subsidiaries, as well as certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and/or payment of allegedly excessive advisory, commission, and distribution fees. These lawsuits are styled as class actions and derivative actions brought on behalf of certain funds.

The Company's management strongly believes that the claims made in each of these lawsuits are without merit and intends to vigorously defend against them.

The Company cannot predict with certainty the eventual outcome of the foregoing governmental investigations or class actions or other lawsuits. If the Company finds that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.







32 |  Annual Report

Templeton China World Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF TEMPLETON CHINA WORLD FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Templeton China World Fund (the "Fund") at August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
October 13, 2004





                                                              Annual Report | 33

Templeton China World Fund

TAX DESIGNATION (UNAUDITED)




Under Section 854(b)(2) of the Internal Revenue Code (Code), the Fund hereby designates up to a maximum of $1,395,625 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended August 31, 2004. In January 2005, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2004. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

At August 31, 2004, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As shown in the tables below, the Fund hereby designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Code. This designation will allow shareholders of record on October 21, 2004, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following tables provide a detailed analysis, by country, of foreign tax paid, foreign source income, foreign qualified dividends, and adjusted foreign source income as designated by the Fund to shareholders of record. As a service to individual shareholders filing Form 1116, "Adjusted Foreign Source Income per Share" in column 4 below reports foreign source income with the required adjustments to foreign source qualified dividends. This information is provided to simplify your reporting of foreign source income for line 1 of Form 1116.


--------------------------------------------------------------------------------
                                             CLASS A
                                                                      ADJUSTED
                     FOREIGN TAX    FOREIGN         FOREIGN           FOREIGN
                        PAID     SOURCE INCOME QUALIFIED DIVIDENDS SOURCE INCOME
  COUNTRY             PER SHARE    PER SHARE       PER SHARE         PER SHARE
--------------------------------------------------------------------------------
  CHINA ............    0.0000      0.0617           0.0443            0.0364
  Hong Kong ........    0.0000      0.1071           0.0000            0.1071
  Taiwan ...........    0.0459      0.0858           0.0000            0.0858
                     -----------------------------------------------------------
  TOTAL ............   $0.0459     $0.2546          $0.0443           $0.2293
                     -----------------------------------------------------------


--------------------------------------------------------------------------------
                                           CLASS B
                                                                      ADJUSTED
                     FOREIGN TAX    FOREIGN         FOREIGN           FOREIGN
                        PAID     SOURCE INCOME QUALIFIED DIVIDENDS SOURCE INCOME
  COUNTRY             PER SHARE    PER SHARE       PER SHARE         PER SHARE
--------------------------------------------------------------------------------
  China ...........     0.0000      0.0452           0.0325            0.0266
  Hong Kong .......     0.0000      0.0786           0.0000            0.0786
  Taiwan ..........     0.0459      0.0628           0.0000            0.0628
                     -----------------------------------------------------------
  TOTAL ...........    $0.0459     $0.1866          $0.0325           $0.1680
                     -----------------------------------------------------------






34 |  Annual Report

Templeton China World Fund

--------------------------------------------------------------------------------
                                          CLASS C
                                                                     ADJUSTED
                    FOREIGN TAX    FOREIGN         FOREIGN           FOREIGN
                       PAID     SOURCE INCOME QUALIFIED DIVIDENDS SOURCE INCOME
  COUNTRY            PER SHARE    PER SHARE       PER SHARE         PER SHARE
--------------------------------------------------------------------------------
  China ...........    0.0000       0.0432          0.0310           0.0255
  Hong Kong .......    0.0000       0.0752          0.0000           0.0752
  Taiwan ..........    0.0459       0.0601          0.0000           0.0601
                     -----------------------------------------------------------
  TOTAL ...........   $0.0459      $0.1785         $0.0310          $0.1608
                     -----------------------------------------------------------


--------------------------------------------------------------------------------
                                         ADVISOR CLASS
                                                                     ADJUSTED
                    FOREIGN TAX    FOREIGN         FOREIGN           FOREIGN
                       PAID     SOURCE INCOME QUALIFIED DIVIDENDS SOURCE INCOME
  COUNTRY            PER SHARE    PER SHARE       PER SHARE         PER SHARE
--------------------------------------------------------------------------------
  China ..........     0.0000       0.0725          0.0521           0.0427
  Hong Kong ......     0.0000       0.1261          0.0000           0.1261
  Taiwan .........     0.0459       0.1009          0.0000           0.1009
                     -----------------------------------------------------------
  TOTAL ..........    $0.0459      $0.2995         $0.0521          $0.2697
                     -----------------------------------------------------------


Foreign Tax Paid per Share (Column 1) is the amount per share available to you, as a tax credit or deduction (assuming you held your shares in the Fund for a minimum of 16 days during the 30-day period beginning 15 days before the ex-dividend date of the Fund's distribution to which the foreign taxes relate).

Foreign Source Income per Share (Column 2) is the amount per share of income dividends paid to you that is attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends without adjustment for the lower U.S. tax rates. Generally, this is the foreign source income to be reported by certain trusts and corporate shareholders.

Foreign Qualified Dividends per Share (Column 3) is the amount per share of foreign source qualified dividends the Fund paid to you, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that was derived from qualified foreign securities held by the Fund. If you are an individual shareholder who does not meet the qualified dividend holding period requirements, you may find this information helpful to calculate the foreign source income adjustment needed to complete line 1 of Form 1116.

Adjusted Foreign Source Income per Share (Column 4) is the adjusted amount per share of foreign source income the Fund paid to you. These amounts reflect the Foreign Source Income reported in column 2 adjusted for the tax rate differential on foreign source qualified dividends that may be required for certain individual shareholders pursuant to Internal Revenue Code 904(b)(2)(B). If you are an individual shareholder who meets the qualified dividend holding period requirements, generally, these Adjusted Foreign Source Income amounts may be reported directly on line 1 of Form 1116 without additional adjustment.







                                                              Annual Report | 35

Templeton China World Fund

In January 2005, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2004. The Foreign Source Income reported on Form 1099-DIV has been reduced to take into account the tax rate differential on foreign source qualified dividend income pursuant to Internal Revenue Code 904(b)(2)(B). Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2004 individual income tax returns.







36 |  Annual Report

Board Members and Officers

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.


INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF PORTFOLIOS IN
                                                LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS           POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 HARRIS J. ASHTON (72)           Trustee        Since 1993       140                        Director, Bar-S Foods (meat packing
 500 East Broward Blvd.                                                                     company).
 Suite 2100
 Fort Lauderdale, FL 33394-3091

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President,
 Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
 FRANK J. CROTHERS (60)          Trustee        Since 1999       21                        None
 500 East Broward Blvd.
 Suite 2100
 Fort Lauderdale, FL 33394-3091

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Chairman, Island Corporate Holdings Ltd. (Vice Chairman 1996-2003); Vice Chairman, Caribbean Utilities Co. Ltd.; Director and
 President, Provo Power Company Ltd.; Director, Caribbean Electric Utility Services Corporation (Chairman until 2002); director of various other business and nonprofit organizations; and FORMERLY, Chairman, Atlantic Equipment & Power Ltd. (1977-2003).
------------------------------------------------------------------------------------------------------------------------------------
 S. JOSEPH FORTUNATO (72)        Trustee        Since 1993       141                       None
 500 East Broward Blvd.
 Suite 2100
 Fort Lauderdale, FL 33394-3091

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.
------------------------------------------------------------------------------------------------------------------------------------
 EDITH E. HOLIDAY (52)           Trustee        Since 1996       96                        Director, Amerada Hess Corporation
 500 East Broward Blvd.                                                                    (exploration and refining of oil and
 Suite 2100                                                                                gas); H.J. Heinz Company (processed
 Fort Lauderdale, FL 33394-3091                                                            foods and allied products); RTI
                                                                                           International Metals, Inc. (manufac-
                                                                                           ture and distribution of titanium); and
                                                                                           Canadian National Railway (railroad).

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary
 of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary
 and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------



                                                              Annual Report | 37

------------------------------------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF PORTFOLIOS IN
                                                LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS           POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 GORDON S. MACKLIN (76)          Trustee        Since 1993       140                       Director, White Mountains Insurance
 500 East Broward Blvd.                                                                    Group, Ltd. (holding company);
 Suite 2100                                                                                Martek Biosciences Corporation;
 Fort Lauderdale, FL 33394-3091                                                            MedImmune, Inc. (biotechnology);
                                                                                           and Overstock.com (Internet servi-
                                                                                           ces); and FORMERLY, Director, MCI
                                                                                           Communication Corporation (subse-
                                                                                           quently known as MCI WorldCom,
                                                                                           Inc. and WorldCom, Inc.) (communi-
                                                                                           cations services) (1988-2002) and
                                                                                           Spacehab, Inc. (aerospace services)
                                                                                           (1994-2003).

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation
 (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and President, National
 Association of Securities Dealers, Inc. (1970-1987).
------------------------------------------------------------------------------------------------------------------------------------
 FRED R. MILLSAPS (75)           Trustee        Since 1993       28                        None
 500 East Broward Blvd.
 Suite 2100
 Fort Lauderdale, FL 33394-3091

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director of various business and nonprofit organizations; manager of personal investments (1978-present); and FORMERLY, Chairman and Chief Executive Officer, Landmark Banking Corporation (1969-1978); Financial Vice President, Florida Power and Light
 (1965-1969); and Vice President, Federal Reserve Bank of Atlanta (1958-1965).
------------------------------------------------------------------------------------------------------------------------------------
 FRANK A. OLSON (72)             Trustee        Since 2003       21                        Director, Becton, Dickinson and Co.
 500 East Broward Blvd.                                                                    (medical technology); White
 Suite 2100                                                                                Mountains Insurance Group Ltd.
 Fort Lauderdale, FL 33394-3091                                                            (holding company); and Amerada
                                                                                           Hess Corporation (exploration and
                                                                                           refining of oil and gas).

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Chairman of the Board, The Hertz Corporation (car rental) (since 1980) (Chief Executive Officer 1977-1999); and FORMERLY,
 Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).
------------------------------------------------------------------------------------------------------------------------------------
 CONSTANTINE D. TSERETOPOULOS    Trustee        Since 1999       21                        None
 (50)
 500 East Broward Blvd.
 Suite 2100
 Fort Lauderdale, FL 33394-3091

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Physician, Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and FORMERLY, Cardiology Fellow,
 University of Maryland (1985-1987) and Internal Medicine Resident, Greater Baltimore Medical Center (1982-1985).
------------------------------------------------------------------------------------------------------------------------------------





38 |  Annual Report

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF PORTFOLIOS IN
                                                LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS           POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 **NICHOLAS F. BRADY (74)        Trustee        Since 1993       21                         Director, Amerada Hess Corporation
 Suite 2100                                                                                 (exploration and refining of oil and
 500 East Broward Blvd.                                                                     investment business); and FORMERLY,
 Fort Lauderdale, FL 33394-3091                                                             Director, H.J. Heinz Company
                                                                                            (processed foods and allied products)
                                                                                            (1987-1988; 1993-2003).

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Chairman, Darby Overseas Investments, Ltd., Darby Emerging Markets Investments LDC and Darby Technology Ventures Group, LLC
 (investment firms) (1994-present); Director, Templeton Capital Advisors Ltd. and Franklin Templeton Investment Fund; and FORMERLY,
 Chairman, Templeton Emerging Markets Investment Trust PLC (until 2003), Secretary of the United States Department of the Treasury
 (1988-1993); Chairman of the Board, Dillon, Read & Co., Inc. (investment banking) (until 1988); and U.S. Senator, New Jersey (April
 1982-December 1982).
------------------------------------------------------------------------------------------------------------------------------------
 **CHARLES B. JOHNSON (71)       Trustee,       Trustee and      140                        None
 One Franklin Parkway            Chairman of    Chairman of the
 San Mateo, CA 94403-1906        the Board and  Board since 1995
                                 Vice President and Vice President
                                                since 1993

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
 Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 HARMON E. BURNS (59)            Vice President Since 1996       Not Applicable            None
 One Franklin Parkway
 San Mateo, CA 94403-1906


 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
 Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services,
 Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 JAMES M. DAVIS (52)             Chief          Since July 2004  Not Applicable             None
 One Franklin Parkway            Compliance
 San Mateo, CA 94403-1906        Officer

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Officer of 51 of the investment companies in Franklin Templeton Investments; Director, Global Compliance, Franklin Resources, Inc.;
 and FORMERLY, Director of Compliance, Franklin Resources, Inc. (1994-2001).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 39

------------------------------------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF PORTFOLIOS IN
                                                LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS           POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 JEFFREY A. EVERETT (40)         Vice President Since 2001       Not Applicable             None
 PO Box N-7759
 Lyford Cay, Nassau, Bahamas

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President and Director, Templeton Global Advisors Limited; officer of 15 of the investment companies in Franklin Templeton
 Investments; and FORMERLY, Investment Officer, First Pennsylvania Investment Research (until 1989).
------------------------------------------------------------------------------------------------------------------------------------
 MARTIN L. FLANAGAN (44)         Vice President Since 1989       Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Co-President and Chief Executive Officer, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin
 Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice
 President and Chief Operating Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.;
 Executive Vice President, Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief
 Financial Officer, Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in
 Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 JIMMY D. GAMBILL (57)           Senior Vice    Since 2002       Not Applicable             None
 500 East Broward Blvd.          President and
 Suite 2100                      Chief
 Fort Lauderdale, FL 33394-3091  Executive
                                 Officer -
                                 Finance and
                                 Administration

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 DAVID P. GOSS (57)              Vice President Since 2000       Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources, Inc.;
 officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and
 Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------





40 |  Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF PORTFOLIOS IN
                                                LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS           POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 BARBARA J. GREEN (56)           Vice President Vice President   Not Applicable             None
 One Franklin Parkway            and Secretary  since 2000
 San Mateo, CA 94403-1906                       and Secretary
                                                since 1996

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
 Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, Inc.,
 Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC, Franklin
 Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin
 Investment Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant
 and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange
 Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts)
 (until 1979).
------------------------------------------------------------------------------------------------------------------------------------
 RUPERT H. JOHNSON, JR. (64)     Vice President Since 1996       Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
 Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice
 President, Franklin Advisory Services, LLC; and officer and/or director or Director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 JOHN R. KAY (64)                Vice President Since 1994       Not Applicable             None
 500 East Broward Blvd.
 Suite 2100
 Fort Lauderdale, FL 33394-3091

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice President, Templeton Worldwide, Inc.; Assistant Vice President, Franklin Templeton Distributors, Inc.; Senior Vice President,
 Franklin Templeton Services, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 35 of the investment companies in Franklin Templeton Investments; and FORMERLY, Vice President and Controller, Keystone Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------
 DIOMEDES LOO-TAM (65)           Treasurer      Since March      Not Applicable             None
 One Franklin Parkway                           2004
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Officer of 15 of the investment companies in Franklin Templeton Investments; Consultant, MyVest Corporation (software development company and investment advisory services); and FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc.
 (2002-2003); Treasurer/Controller of most of the investment companies in Franklin Templeton Investments (1985-2000); and Senior
 Vice President, Franklin Templeton Services, LLC (1997-2000).
------------------------------------------------------------------------------------------------------------------------------------
 MICHAEL O. MAGDOL (67)          Vice President Since 2002       Not Applicable             Director, FTI Banque, Arch
 600 Fifth Avenue                 - AML                                                     Chemicals, Inc. and Lingnan
 Rockefeller Center              Compliance                                                 Foundation
 New York, NY 10020-2302

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton
 Investments.
------------------------------------------------------------------------------------------------------------------------------------



                                                              Annual Report | 41

------------------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
                                                  LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS           POSITION         TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 MARK MOBIUS (68)                President and    President since  Not Applicable             None
 17th Floor, The Chater House    Chief Executive  1993 and Chief
 8 Connaught Road Central        Officer -        Executive
 Hong Kong                       Investment       Officer -
                                 Management       Investment
                                                  Management
                                                  since 2002

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Portfolio Manager of various Templeton advisory affiliates; Managing Director, Templeton Asset Management Ltd.; Executive Vice
 President and Director, Templeton Global Advisors Limited; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of six of the investment companies in Franklin Templeton Investments; and FORMERLY,
 President, International Investment Trust Company Limited (investment manager of Taiwan R.O.C. Fund) (1986-1987); and Director,
 Vickers da Costa, Hong Kong (1983-1986).
------------------------------------------------------------------------------------------------------------------------------------
 MURRAY L. SIMPSON (67)          Vice President   Since 2000       Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and
 FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and
 Director, Templeton Asset Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------------------
 GALEN G. VETTER (52)            Chief Financial  Since May 2004   Not Applicable             None
 500 East Broward Blvd.          Officer and
 Suite 2100                      Chief
 Fort Lauderdale, FL 33394-3091  Accounting
                                 Officer

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Officer of 51 of the investment companies in Franklin Templeton Investments; Senior Vice President, Franklin Templeton Services,
 LLC; and FORMERLY, Managing Director, RSM McGladrey, Inc.; and Partner, McGladrey & Pullen, LLP.
------------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

** Charles B. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's adviser and distributor. Harmon E. Burns is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director of Resources. Nicholas F. Brady is considered to be an interested person of the Fund under the federal securities laws due to his ownership interest in a subsidiary of Resources, as well as his director positions with such company and certain other related companies.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED EACH OF FRED R. MILLSAPS AND FRANK A. OLSON AS AN AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MESSRS. MILLSAPS AND OLSON QUALIFY AS SUCH AN EXPERT IN VIEW OF THEIR EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE. MR. MILLSAPS, WHO IS CURRENTLY A DIRECTOR OF VARIOUS BUSINESS AND NONPROFIT ORGANIZATIONS, HAS SERVED AS A MEMBER AND CHAIRMAN OF THE FUND AUDIT COMMITTEE SINCE INCEPTION AND WAS FORMERLY CHAIRMAN AND CHIEF EXECUTIVE OFFICER OF LANDMARK BANKING CORPORATION AND FINANCIAL VICE PRESIDENT OF FLORIDA POWER AND LIGHT. MR. OLSON, WHO CURRENTLY SERVES AS CHAIRMAN OF THE BOARD OF THE HERTZ CORPORATION AND WAS ITS CHIEF EXECUTIVE OFFICER FROM 1977 TO 1999, IS A DIRECTOR AND AUDIT COMMITTEE MEMBER OF AMERADA HESS CORPORATION AND WHITE MOUNTAINS INSURANCE GROUP, LTD. AND A FORMER PRESIDENT AND CHIEF EXECUTIVE OFFICER OF UNITED AIRLINES. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. MILLSAPS AND MR. OLSON HAVE EACH ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MESSRS. MILLSAPS AND OLSON ARE INDEPENDENT TRUSTEES AS THAT TERM IS DEFINED UNDER THE APPLICABLE STOCK EXCHANGE RULES AND SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


42 |  Annual Report

Templeton China World Fund

SHAREHOLDER INFORMATION



PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the Securities and Exchange Commission's website at sec.gov and reflect the 12-month period beginning July 1, 2003, and ending June 30, 2004.


QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.







                                                              Annual Report | 43

                       This page intentionally left blank.

Literature Request

TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small Cap Growth Fund II 1
Franklin Small-Mid Cap Growth Fund

VALUE
Franklin Balance Sheet
  Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 4

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Corefolio
  Allocation Fund
Franklin Templeton Founding Funds
  Allocation Fund
Franklin Templeton Perspectives
  Allocation Fund

TARGET FUNDS
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 5
Franklin's AGE High Income Fund
Franklin Federal Money Fund 5, 6
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 3
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund 5, 7
Franklin Money Fund 5, 6
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund

TAX-FREE INCOME 8
NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 9
Tax-Exempt Money Fund 5, 6

LIMITED-TERM FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS
California Intermediate-Term
  Tax-Free Income Fund
Federal Intermediate-Term
  Tax-Free Income Fund
New York Intermediate-Term
  Tax-Free Income Fund

STATE-SPECIFIC
Alabama
Arizona
California 10
Colorado
Connecticut
Florida 10
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 9
Michigan 9
Minnesota 9
Missouri
New Jersey
New York 10
North Carolina
Ohio 9
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance
  Products Trust 11


1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders and select retirement plans.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. Upon reaching approximately $350 million in assets, the fund intends to close to all investors.

5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

6. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

7. Formerly Franklin Short-Intermediate U.S. Government Securities Fund. Effective 9/1/04, the fund's name changed; its investment goal and strategy remained the same.

8. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

9. Portfolio of insured municipal securities.

10. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

11. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


09/04             Not part of the annual report

      [LOGO OMITTED]
FRANKLIN [R] TEMPLETON [R]     One Franklin Parkway
       INVESTMENTS             San Mateo, CA 94403-1906




WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.



ANNUAL REPORT AND SHAREHOLDER LETTER
TEMPLETON CHINA WORLD FUND


INVESTMENT MANAGER
Templeton Asset Management Ltd.

PRINCIPAL UNDERWRITER
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.



188 A2004 10/04





ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 11(a), the registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Fred R. Millsaps and Frank A. Olson, they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)  Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $9,181 for the fiscal year ended August 31, 2004 and $19,386 for the fiscal year ended August 31, 2003.

(b) Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of the their financial statements were $45,000 for the fiscal year ended August 31, 2004 and $3,614 for the fiscal year ended August 31, 2003. The services for which these fees were paid included attestation services.

(c) Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d) All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $95 for the fiscal year ended August 31, 2004 and $0 for the fiscal year ended August 31, 2003. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $99,990 for the fiscal year ended August 31, 2004 and $876 for the fiscal year ended August 31, 2003. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

         (i) pre-approval of all audit and audit related services;

         (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

         (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

         (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were pre-approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $145,085 for the fiscal year ended August 31, 2004 and $4,490 for the fiscal year ended August 31, 2003.

(h) No disclosures are required by this Item 4(h).


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

N/A


ITEM 6. SCHEDULE OF INVESTMENTS.        N/A


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASES.


N/A


ITEM 9. SUBMISSION OF MATTERS OF A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.


ITEM 10. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.


ITEM 11. EXHIBITS

(a) Code of Ethics

(b)(1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b)(2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON CHINA WORLD FUND

By /s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration
Date  October 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration
Date  October 29, 2004


By /s/GALEN G. VETTER
Chief Financial Officer
Date  October 29, 2004